Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provision for tax losses	R$ 6,081,628	R$ 6,156,217
Current	1,249,458	1,229,272
Current	4,832,170	4,926,945
Provision for tax losses	436,660	418,495
Current	268,090	173,596
Non-current	168,570	244,899
I C M S And V A T Recoverable [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	2,089,543	2,219,457
P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	2,461,807	2,588,574
I P I [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	1,094,466	1,016,373
I N S S [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	485,096	366,236
Other Recoverable Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	90,136	107,583
Impairment [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	(139,420)	(142,006)
Recoverable Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	437,103	434,392
Impairment 1 [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	R$ (443)	R$ (15,897)